UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

January 1, 2014 to January 31, 2014.

Commission File Number of issuing entity: 333-190096-01

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor: 333-190096

First National Funding LLC

(Exact name of depositor as specified in its charter)

First National Bank of Omaha

(Exact name of sponsor as specified in its charter)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

1620 Dodge Street Stop Code 3271 Omaha, Nebraska	68197
(Address of principal executive office of the issuing entity)	(Zip Code)

402-341-0500

(Telephone number, including area code)

No change

Registered reporting pursuant to (check one)

Title of Class	Section 12 (b)	Section 12 (g)	Section 15 (d)	Name of Exchange (If Section 12 (b))
Series 2013-2, Class A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No   ☐

PART I —DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth in Exhibit 99.1 with respect to the Series 2013-2 Notes.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?    Yes  ☐    No  ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes  ☐    No  ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?    Yes  ☐    No  ☒

No assets securitized by the depositor and held by First National Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from January 1, 2014 to January 31, 2014.

The depositor filed its most recent Form ABS-15G on February 5, 2014. The CIK number of the depositor is 0001171040.

Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2013-2 Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 11, 2014

FIRST NATIONAL FUNDING LLC, as Depositor

By:	First National Funding Corporation, Managing Member

By	/s/ Karlyn M. Knieriem
Karlyn M. Knieriem,
Senior Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Report to Series 2013-2 Noteholders